Consolidated Investment Entities - Fair Value Measurements for Level 3 Assets and Liabilities (Details) (Consolidated investment entities, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Assets measured on recurring basis | Level 3
Fixed Maturities and Equity Securities Rollforward:
Assets, Fair Value, beginning balance	$ 2,931.2	$ 2,860.3
Gains (Losses) Included in the Condensed Consolidated Statement of Operations	211.0	282.2
Purchases	848.0	389.8
Sales	(771.6)	(601.1)
Transfers in to Level 3	25.5	0
Transfers out of Level 3	(484.5)	0
Assets, Fair Value, ending balance	2,759.6	2,931.2
Liabilities, Fair Value, beginning balance	(3,829.4)	(2,057.1)
Gains (Losses) Included in the Condensed Consolidated Statement of Operations	(6.3)	(173.1)
Purchases	(1,594.1)	(1,603.6)
Sales	268.2	4.4
Transfers in to Level 3	0	0
Transfers out of Level 3	0	0
Liabilities, Fair Value, ending balance	(5,161.6)	(3,829.4)
VOEs | Limited partnerships | Assets measured on recurring basis | Level 3
Fixed Maturities and Equity Securities Rollforward:
Assets, Fair Value, beginning balance	2,931.2	2,860.3
Gains (Losses) Included in the Condensed Consolidated Statement of Operations	211.0	282.2
Purchases	848.0	389.8
Sales	(771.6)	(601.1)
Transfers in to Level 3	0	0
Transfers out of Level 3	(484.5)	0
Assets, Fair Value, ending balance	2,734.1	2,931.2
VIEs | Loans Receivable | Assets measured on recurring basis | Level 3
Fixed Maturities and Equity Securities Rollforward:
Assets, Fair Value, beginning balance	0	0
Gains (Losses) Included in the Condensed Consolidated Statement of Operations	0	0
Purchases	0	0
Sales	0	0
Transfers in to Level 3	25.5	0
Transfers out of Level 3	0	0
Assets, Fair Value, ending balance	25.5	0
VIEs | Collateralized Debt Obligations | Assets measured on recurring basis | Level 3
Fixed Maturities and Equity Securities Rollforward:
Liabilities, Fair Value, beginning balance	(3,829.4)	(2,057.1)
Gains (Losses) Included in the Condensed Consolidated Statement of Operations	(6.3)	(173.1)
Purchases	(1,594.1)	(1,603.6)
Sales	268.2	4.4
Transfers in to Level 3	0	0
Transfers out of Level 3	0	0
Liabilities, Fair Value, ending balance	(5,161.6)	(3,829.4)
Collateralized Debt Obligations | VIEs
Fixed Maturities and Equity Securities Rollforward:
Liabilities, Fair Value, ending balance	(5,161.6)	(3,829.4)
Loans Receivable | VIEs
Fixed Maturities and Equity Securities Rollforward:
Assets, Fair Value, ending balance	$ 25.5